Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income	$ 47,504	$ 121,411
Items not affecting cash:
Income tax expense (recovery)	7,819	(84,879)
Unrealized gain on risk management contracts	(11,264)	(169)
Depletion and depreciation	84,250	80,725
Stock-based compensation	2,923	6,344
Financing expense	36,557	14,554
Foreign exchange (gain) loss	(10,539)	26,529
Gain on revaluation of warrants	(14,176)	(326)
Other income	(294)
Decommissioning costs	(1,133)
Change in non-cash working capital	(5,186)	(19,642)
Cash provided by operating activities	136,461	144,547
Financing activities
Repayment of long-term debt	(329,315)	(84,278)
Debt redemption premium	(19,738)	(4,214)
Proceeds on issuance of common shares	298,653
Share issuance costs	(3,482)
Payment of lease liabilities	(4,299)	(6,934)
Cash used in financing activities	(58,181)	(95,426)
Investing activities
Property, plant and equipment expenditures	(111,766)	(87,404)
Acquisitions		(4,390)
Change in non-cash working capital (accrued additions to PP&E)	11,543	(2,611)
Cash used in investing activities	(100,223)	(94,405)
Exchange rate impact on cash and cash equivalents held in foreign currency	(3,502)	3,178
Change in cash and cash equivalents	(25,445)	(42,106)
Cash and cash equivalents, beginning of year	67,419	109,525
Cash and cash equivalents, end of year	$ 41,974	$ 67,419